PARENT COMPANY INFORMATION - Investment in Subsidiaries and Associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ADL Digital Lab SAS [member]
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%	34.00%
Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%
Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%
Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%
Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%
Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	39.98%	39.58%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	75.67%
Parent [member]
Disclosure of parent company information
Investments in subsidiaries	$ 25,021,593	$ 22,682,940
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 4,014	$ 1,929
Investments in subsidiaries and associates	$ 25,025,607	$ 22,684,869
Parent [member] | Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%	68.74%
Investments in subsidiaries	$ 15,616,990	$ 13,601,445
Parent [member] | Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%	72.27%
Investments in subsidiaries	$ 3,632,129	$ 3,494,268
Parent [member] | Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%	79.87%
Investments in subsidiaries	$ 1,479,917	$ 1,473,996
Parent [member] | Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%	93.74%
Investments in subsidiaries	$ 3,318,617	$ 3,186,389
Parent [member] | Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	39.98%	39.58%
Investments in subsidiaries	$ 1,061,518	$ 973,650
Parent [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	75.67%	75.67%
Investments in subsidiaries	$ 570,941	$ 564,256
Parent [member] | Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (658,519)	$ (611,064)
Parent [member] | Sociedad Beneficiaria Aval S.A.S.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%
Parent [member] | Sociedad Beneficiaria Bogot S.A.S.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%